Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
NVIT Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.27%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any fee waiver for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies that are located in the United States. Equity securities in which the Fund invests are primarily common stocks of companies of any size, including smaller companies, and include the securities of real estate investment trusts (“REITs”). The Fund does not invest in real estate directly. The Fund is nondiversified for purposes of the Investment Company Act of 1940, which means that the Fund may hold larger positions in fewer securities than other funds.

		The Fund’s subadviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The subadviser seeks a balanced approach to investing, attempting to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The subadviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The subadviser may sell a security that it believes has become overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs. The Fund may engage in active and frequent trading of portfolio securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies that are located in the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Real estate market risk – your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions. For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. These developments may also adversely affect the prices at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.

REIT risk – REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), affecting their value. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Sector risk – emphasizing investments in real estate businesses can make the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve more risk.

Nondiversified fund risk – because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversified fund risk – because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class I Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 31.60% – 3rd qtr. of 2009 Lowest Quarter: -29.64% – 1st qtr. of 2009
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2016)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date for Class Y shares is April 30, 2014. Pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
NVIT Real Estate Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	$ 1,142
2009	rr_AnnualReturn2009	30.84%
2010	rr_AnnualReturn2010	30.18%
2011	rr_AnnualReturn2011	6.50%
2012	rr_AnnualReturn2012	15.79%
2013	rr_AnnualReturn2013	3.05%
2014	rr_AnnualReturn2014	28.88%
2015	rr_AnnualReturn2015	(5.36%)
2016	rr_AnnualReturn2016	7.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	9.33%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2008
NVIT Real Estate Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	648
10 Years	rr_ExpenseExampleYear10	$ 1,431
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2008
NVIT Real Estate Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	432
10 Years	rr_ExpenseExampleYear10	$ 965
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014
NVIT Real Estate Fund | FTSE NAREIT® All Equity REITs Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2008

[1]	Nationwide Variable Insurance Trust (the "Trust'') and Nationwide Fund Advisors (the "Adviser") have entered into a written contract waiving 0.013% of the management fee to which the Adviser would be entitled until April 30, 2018. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.